Statements of Operations (Unaudited) (USD $)	3 Months Ended		93 Months Ended
	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2011
Income Statement [Abstract]
Net sales	$ 687,211	$ 247,441	$ 3,165,675
Cost of goods sold	248,857	136,527	1,428,459
Gross margin	438,354	110,914	1,737,216
Expenses
General and administrative	689,745	576,586	22,068,365
Mineral exploration (note 6)	217,254	16,821	9,577,491
Impairment of mineral property costs	643,151	43,781	18,155,251
Operating loss	(1,111,796)	(526,274)	(48,063,891)
Other income (expenses)
Deposit on equipment written off	0	0	(25,300)
Foreign exchange	(130,908)	4,816	(620,028)
Interest expense	1,571	(17,671)	(5,355,233)
Other income	61,307	2,139	332,304
Gain on disposal of assets	0	0	15,130
Gain on sale of assets	0	0	4,388,374
Gain on settlement of debt	712,494	0	981,586
Net loss	(467,332)	(536,990)	(48,347,058)
Accumulated deficit, beginning	(47,879,726)	(45,295,093)	0
Accumulated deficit, ending	(48,347,058)	(45,832,083)	(48,347,058)
Foreign exchange gain (loss) on translation	57,408	(16,192)	325,843
Total comprehensive loss	(409,924)	(553,182)	(48,021,215)
Total loss per share – basic and diluted	$ (0.01)	$ (0.01)
Weighted average number of shares of common stock – basic and diluted	$ 62,822,951	$ 54,003,827